Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Due from related parties - Current
Amounts due from related parties -current		$ 32,917	$ 15,578
Amounts due from a related party - non-current			19,311
Accounts payable to related party		1,560	1,597
Itui Online
Due from related parties - Current
Amounts due from related parties -current		7,910	12,156
Shenzhen Xiaomi
Due from related parties - Current
Amounts due from related parties -current		1,378	1,520
Xiaomi Technology
Due from related parties - Current
Amounts due from related parties -current		1,871	831
Other related parties
Due from related parties - Current
Other receivable due from related parties		21	22
Beijing Xiaobu
Due from related parties - Current
Amounts due from related parties -current		1,419
Beijing Itui Technology Co., Ltd.
Due from related parties - Current
Amounts due from related parties -current		537	857
Sungai
Due from related parties - Current
Amounts due from related parties -current		92
Chizz
Relationship between related parties with their groups
Face value	$ 20,000
Interest rate	3.00%
Due to term	2 years
Due from related parties - Current
Other receivable due from related parties		19,689	176
Due from related parties - Non current
Other receivable due from related party			19,311
Shenzhen Xiaomi Technology Co., Ltd.
Due from related parties - Current
Other receivable due from related parties			16
Aiden & Jasmine Limited
Due from related parties - Current
Other payable due to related parties		1,560	1,506
Quanxun Huiju
Due from related parties - Current
Accounts payable to related party		$ 0	$ 91